Shareholders’ Equity (Details) - USD ($)										12 Months Ended
		Oct. 18, 2024	Aug. 26, 2022	Feb. 11, 2021	Apr. 24, 2020	Apr. 03, 2020	Apr. 02, 2020	Aug. 08, 2019	Feb. 22, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 16, 2024	Feb. 08, 2024
Shareholders’ Equity [Line Items]
Ordinary shares, authorized									500,000,000
Ordinary shares, par value									$ 0.0001
Total consideration
First reverse stock split, description					On April 24, 2020, the shareholders of the Company unanimously authorize another one-for-0.68 reverse stock split of the Company’s issued and outstanding ordinary shares (the “Second Reverse Stock Split”), which became effective on April 24, 2020.		On April 2, 2020, the shareholders of the Company unanimously authorize a one-for-0.88 reverse stock split of the Company’s outstanding and issued ordinary shares (the “First Reverse Stock Split”), which became effective on April 3, 2020.
Common shares issued					24,640,000	28,000,000
Shares outstanding					24,640,000	28,000,000
Ordinary shares reduced					16,800,000	24,640,000
Share capital										50,000
Ordinary shares outstanding											6,567,272
Share-based compensation expenses										$ 972,743	$ 2,170,801	$ 2,729,969
Grant date fair value										$ 2	$ 2	$ 2
Share based compensation recognized			$ 6,668,400
Recognized over the service period			3 years
Total fair value of restricted										$ 1,484,600	$ 1,559,600	$ 1,667,100
Capital contributions											3,910,897	12,438,125
Non-controlling shareholders for consideration										$ 65,751
Statutory reserves, percentage										50.00%
Statutory reserves										$ 2,477,940	$ 2,477,940
Sunrise Guizhou's [Member]
Shareholders’ Equity [Line Items]
Percentage of non-controlling interests										1.45%
Osiris International Cayman Limited [Member]
Shareholders’ Equity [Line Items]
Shareholders shares									1
Price per share									$ 0.0001
Mezzanine Equity [Member]
Shareholders’ Equity [Line Items]
Redeemable non-controlling interest										$ 35,527,113
Restricted Share Units [Member]
Shareholders’ Equity [Line Items]
Granted restricted shares			3,334,200
Restricted share percentage			25.00%
Percentage of restricted share units vested			75.00%
Vesting period			3 years
Grant date fair value			$ 2
Recognized over the service period										7 months 24 days
Unrecognized compensation expense										$ 322,386
Shidong Cloud [Member]
Shareholders’ Equity [Line Items]
investment interest rate										75.00%
Yunqianyi [Member]
Shareholders’ Equity [Line Items]
investment interest rate										25.00%
Board of Directors Chairman [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value										$ 0.001
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value				$ 0.0001
Ordinary share issued				6,720,000
Price per share				$ 4
Gross proceeds				$ 26,880,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value				$ 0.0001
Ordinary share issued				1,008,000
Price per share				$ 4
Gross proceeds				$ 4,032,000
Net proceeding				$ 27,504,639
Statutory Reserves [Member]
Shareholders’ Equity [Line Items]
After-tax profits percentage										10.00%
Statutory reserves, percentage										50.00%	50.00%
Statutory reserves										$ 2,477,940	$ 2,477,940
Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized										500,000,000
Ordinary shares, par value										$ 0.0001
Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized										5,000,000,000
Ordinary shares, par value										$ 0.0001
Share capital										$ 500,000
2022 Stock Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Price per share										$ 0.0001
Under the plan shares										3,679,200
2024 Stock Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Price per share														$ 0.0001
Under the plan shares														2,613,000
EPOW BJ [Member]
Shareholders’ Equity [Line Items]
Ordinary share issued								27,000,000
Price per share								$ 0.0001
Total consideration								$ 2,800
Shidong Cloud [Member]
Shareholders’ Equity [Line Items]
Capital contributions												52,863
Shareholders capital contributions												$ 78,851
GIOP [Member]
Shareholders’ Equity [Line Items]
Ordinary share issued									999,999
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized	[1]									3,500,000,000	3,500,000,000
Ordinary shares, par value	[1]									$ 0.0001	$ 0.0001
Voting shares										one
Ordinary shares issued	[1]									20,419,678	19,574,078
Ordinary shares outstanding	[1]									20,419,678	19,574,078
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share issued	[2]									103,300
Total consideration	[2]									$ 10
Ordinary shares issued												20,419,678
Ordinary shares outstanding												19,574,078
Class A Ordinary Shares [Member] | Chong Ee Chang [Member] | 2024 Subscription Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value		$ 0.0001
Ordinary share issued		103,300
Aggregate purchase price		$ 100,000
Common Class B [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized	[1]									1,500,000,000	1,500,000,000
Ordinary shares, par value	[1]									$ 0.0001	$ 0.0001
Voting shares										(20)
Ordinary shares issued	[1]									6,567,272	6,567,272
Ordinary shares outstanding	[1]									6,567,272	6,567,272
Common Class B [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share issued	[2]
Total consideration	[2]
Ordinary shares issued												6,567,272
Ordinary shares outstanding												6,567,272
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value													$ 0.0001

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 21).
[2]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 21).